Income Taxes (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation

For the nine months ended September 30, 2025, the expected tax expense (benefit) based on the U. S. federal statutory rate is reconciled with the actual tax provision (benefit) as follows:

	For the Nine Months Ended September 30,
	2025
Expected tax at statutory rates
Federal	$34,000	21%
State	(16,000)	(10)%
Permanent Differences	(1,000)	(1)%
Temporary difference for derivative gain	(738,000)	(461)%
Temporary difference for stock compensation	173,000	108%
Other	70,000	44%
Current Year Change in Valuation Allowance
Federal	990,000	618%
State	(512,000)	(320)%
Income tax expense	$-	0%

For the years ended December 31, 2024, and 2023, the expected tax expense (benefit) based on the U. S. federal statutory rate is reconciled with the actual tax provision (benefit) as follows:

	For the Years Ended December 31,
	2024		2023
Expected tax at statutory rates	$(528,000)	21%	$(3,463,000)	21%
Permanent Differences	(4,000)	0%	7,000	0%
State Income Tax, Net of Federal benefit	1,019,000	(62)%	(418,000)	1%
Other	1,564,000	(41)%	(95,000)	2%
Current Year Change in Valuation Allowance	(2,051,000)	82%	3,969,000	(24)%
Prior Year True-Ups	-	0%	-	0%
Income tax expense	$-	0%	$-	0%

Schedule of Deferred Tax Assets and Liabilities	As of September 30, 2025, and December 31, 2024, significant components of the Company’s deferred tax assets are as follows:
	As of
	September 30, 2025	December 31, 2024
Deferred Tax Assets (Liabilities):
Accrued payroll	$141,000	$141,000
ASC842-ROU (Liability)	822,000	822,000
Loss from derivatives	(203,000)	(869,000)
Stock based compensation	(460,000)	(304,000)
Depreciation	3,000	3,000
Net operating loss	12,942,000	12,462,000
Net deferred tax assets (liabilities)	13,245,000	12,255,000
Valuation allowance	(13,245,000)	(12,255,000)
Net deferred tax assets (liabilities)	$-	$-
As of December 31, 2024, and 2023, significant components of the Company’s deferred tax assets are as follows:
	As of
	December 31, 2024	December 31, 2023
Deferred Tax Assets (Liabilities):
Accrued payroll	$141,000	$141,000
ASC842-ROU Asset	-	-
ASC842-ROU (Liability)	822,000	822,000
Loss from derivatives	(869,000)	(16,000)
Waiver and commitment fee shares	-	-
Stock based compensation	(304,000)	(171,000)
Depreciation	3,000	3,000
Net operating loss	12,462,000	13,529,000
Net deferred tax assets (liabilities)	12,255,000	14,308,000
Valuation allowance	(12,255,000)	(14,308,000)
Net deferred tax assets (liabilities)	$-	$-